Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

August 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 33-62470 and 811-07704)

Schwab Target 2010 Index Fund

Schwab Target 2015 Index Fund

Schwab Target 2020 Index Fund

Schwab Target 2025 Index Fund

Schwab Target 2030 Index Fund

Schwab Target 2035 Index Fund

Schwab Target 2040 Index Fund

Schwab Target 2045 Index Fund

Schwab Target 2050 Index Fund

Schwab Target 2055 Index Fund

Schwab Target 2060 Index Fund

Post-Effective Amendment No. 188

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated July 27, 2018, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Michael Cirelli

Michael Cirelli

Corporate Counsel

Charles Schwab Investment Management, Inc.